Note 11 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details)	12 Months Ended
Dec. 31, 2017 $ / shares
Risk free rate	1.50%
Expected life in years (Year)	4 years 273 days
Expected volatility	31.00%
Dividend yield	1.00%
Weighted average fair value per option granted (in dollars per share)	$ 14.57